Revenue from contracts with customers	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Revenue from contracts with customers
3. Revenue from contracts with customers
The following tables analyse the Group’s revenue streams. Courseware includes curriculum materials provided in book form and/or via access to digital content. Assessments includes integrated test development, processing and scoring services provided to governments, educational institutions, corporations and professional bodies. Services includes the operation of schools, colleges and universities, including sistemas in Brazil, as well as the provision of online learning services in partnership with universities and other academic institutions. Comparative figures for 2020 and 2019 have been restated to reflect the new segments.
The Group derived revenue from the transfer of goods and services over time and at a point in time in the following major product lines:

	2021
All figures in £ millions	Assessment & Qualifications	Virtual Learning	English Language Learning	Workforce Skills	Higher Education	Strategic Review	Total
Courseware
Products transferred at a point in time	44	—	109	—	283	198	634
Products and services transferred over time	14	—	26	—	558	33	631

	58	—	135	—	841	231	1,265
Assessments
Products transferred at a point in time	173	—	6	16	—	—	195
Products and services transferred over time	973	—	72	119	—	—	1,164

	1,146	—	78	135	—	—	1,359
Services
Products transferred at a point in time	—	—	22	—	—	14	36
Products and services transferred over time	—	713	3	37	8	7	768

	—	713	25	37	8	21	804

Total	1,204	713	238	172	849	252	3,428

	2020
All figures in £ millions	Assessment & Qualifications	Virtual Learning	English Language Learning	Workforce Skills	Higher Education	Strategic Review	Total
Courseware
Products transferred at a point in time	43	—	106	—	313	208	670
Products and services transferred over time	14	—	24	—	630	28	696

	57	—	130	—	943	236	1,366
Assessments
Products transferred at a point in time	138	—	3	7	—	—	148
Products and services transferred over time	887	—	61	123	—	—	1,071

	1,025	—	64	130	—	—	1,219
Services
Products transferred at a point in time	—	—	22	—	—	22	44
Products and services transferred over time	—	692	2	33	13	28	768

	—	692	24	33	13	50	812

Total	1,082	692	218	163	956	286	3,397

	2019
All figures in £ millions	Assessment & Qualifications	Virtual Learning	English Language Learning	Workforce Skills	Higher Education	Strategic Review	Total
Courseware
Products transferred at a point in time	50	—	152	—	492	260	954
Products and services transferred over time	14	—	22	—	594	66	696

	64	—	174	—	1,086	326	1,650
Assessments
Products transferred at a point in time	162	—	4	8	—	—	174
Products and services transferred over time	1,054	—	91	145	—	—	1,290

	1,216	—	95	153	—	—	1,464
Services
Products transferred at a point in time	—	—	48	—	—	38	86
Products and services transferred over time	—	584	3	32	16	34	669

	—	584	51	32	16	72	755

Total	1,280	584	320	185	1,102	398	3,869

a. Nature of goods and services
The following is a description of the nature of the Group’s performance obligations within contracts with customers broken down by revenue stream, along with significant judgements and estimates made within each of those revenue streams.
Courseware
Key areas of estimation
– The level of provisions required for anticipated returns is estimated based on historical experience, customer buying patterns and retailer behaviours including stock levels.
Revenue is generated from customers through the sales of print and digital courseware materials to schools, bookstores and direct to individual learners. Goods and services may be sold separately or purchased together in bundled packages. The goods and services included in bundled arrangements are considered distinct performance obligations, except for where Pearson provides both a licence of intellectual property and an ongoing hosting service. As the licence of intellectual property is only available with the concurrent hosting service, the licence is not treated as a distinct performance obligation separate from the hosting service.
The transaction price is allocated between distinct performance obligations on the basis of their relative standalone selling prices.
In determining the transaction price, variable consideration exists in the form of discounts and anticipated returns. Discounts reduce the transaction price on a given transaction. A provision for anticipated returns is made based primarily on historical return rates, customer buying patterns and retailer behaviours including stock levels (see note 24). If these estimates do not reflect actual returns in future periods then revenues could be understated or overstated for a particular period. Variable consideration as described above is determined using the expected value approach. The sales return liability at the end of 2021 was £83m (2020: £86m; 2019: £122m) (see note 24). This represents 13% of courseware sales transferred at a point in time.
While payment for these goods and services generally occurs at the start of these arrangements, the length of time between payment and delivery of the performance obligations is generally short-term in nature or the reason for early payment relates to reasons other than financing, including customers securing a vendor in a longer-term arrangement or the transfer of goods or services is at the discretion of the customer. For these reasons and the use of the practical expedient on short-term financing, significant financing components are not recognised within Courseware transactions.
Revenue from the sale of physical books is recognised at a point in time when control passes. This is generally at the point of shipment when title passes to the customer, when the Group has a present right to payment and the significant risks and rewards of ownership have passed to the customer. Revenue from physical books sold through the direct print rental method is recognised over the rental period, as the customer is simultaneously receiving and consuming the benefits of this rental service through the passage of time.
Revenue from the sale of digital courseware products is recognised on a straight-line basis over the subscription period, unless hosted by a third-party or representative of a downloadable product, in which case Pearson has no ongoing obligation and recognises revenue when control transfers as the customer is granted access to the digital product.
Revenue from the sale of
‘off-the-shelf’
software is recognised on delivery or on installation of the software where that is a condition of the contract. In certain circumstances, where installation is complex, revenue is recognised when the customer has completed their acceptance procedures.
Assessments
Revenue is primarily generated from multi-year contractual arrangements related to large-scale assessment delivery, such as contracts to process qualifying tests for individual professions and government departments, and is recognised as performance occurs. Under these arrangements, while the agreement spans multiple years, the contract duration has been determined to be each testing cycle based on contract structure, including clauses regarding termination.
While in some cases the customer may have the ability to terminate during the term for convenience, significant financial or qualitative barriers exist limiting the potential for such terminations in the middle of a testing cycle.
Within each testing cycle, a variety of service activities are performed such as test administration, delivery, scoring, reporting, item development, operational services and programme management. These services are not treated as distinct in the context of the customer contract as Pearson provides an integrated managed service offering and these activities are accounted for together as one comprehensive performance obligation.
Within each testing cycle, the transaction price may contain both fixed and variable amounts. Variable consideration within these transactions primarily relates to expected testing volumes to be delivered in the cycle. The assumptions, risks and uncertainties inherent to long-term contract accounting can affect the amounts and timing of revenue and related expenses reported. Variable consideration is measured using the expected value method, except where amounts are contingent upon a future event’s occurrence, such as performance bonuses. Such event-driven contingency payments are measured using the most likely amount approach. In estimating and constraining variable consideration, historical experience, current trends and local market conditions are considered. To the extent that a higher degree of uncertainty exists regarding variable consideration, these amounts are excluded from the transaction price and recognised when the uncertainty is reasonably removed.
Customer payments are generally defined in the contract through a payment schedule, which may require customer acceptance for services rendered. Pearson has a history of providing satisfactory services which are accepted by the customer. While a delay between rendering of services and payment may exist, payment terms are within 12 months and the Group has elected to use the practical expedient available in IFRS 15 ‘Revenue from Contracts with Customers’ and not identify a significant financing component on these transactions.
Revenue is recognised for Assessment contracts over time as the customer is benefiting as performance takes place through a continuous transfer of control to the customer. This continuous transfer of control to the customer is supported by clauses in the contracts which may allow the customer to terminate for convenience, compensate us for work performed to date, and take possession of work in process.
As control transfers over time, revenue is recognised based on the extent of progress towards completion of the performance obligation. The selection of the method to measure progress towards completion requires judgement and is based on the nature of the services provided. Revenue is recognised on a percentage of costs basis, calculated using the proportion of the total estimated costs incurred to date. From 2021, the proportion of estimated costs incurred to date is primarily based on historical cost analysis for similar groups of contracts, with regular true-ups
to contract costs throughout the contract period. Previously, the proportion of estimated costs incurred to date was based on individual contract analysis. The change in input methodology has not resulted in a material impact on revenue recognition. Percentage of completion is used to recognise the transfer of control of services provided as these services are not provided evenly throughout the testing cycle and involve varying degrees of effort during the contract term.
Losses on contracts are recognised in the period in which the loss first becomes foreseeable. Contract losses are determined to be the amount by which estimated total costs of the contract exceed the estimated total revenues that will be generated.
In Assessments contracts driven primarily by transactions directly to end users, Pearson’s main obligation to the customer involves test delivery and scoring. Test delivery and scoring are defined as a single performance obligation delivered over time whether the test is subsequently manually scored or digitally scored on the day of the assessment. Customers may also purchase print and digital supplemental materials. Print products in this revenue stream are recognised at a point in time when control passes to the customer upon shipment. Recognition of digital revenue will occur based on the extent of Pearson’s ongoing hosting obligation.
Services
Revenue is primarily generated from multi-year contractual arrangements related to large-scale educational service delivery to academic institutions, such as schools and higher education universities. Under these arrangements, while an agreement may span multiple years, the contract duration has been determined to be each academic period based on the structure of contracts, including clauses regarding termination. While in some cases the customer may have the ability to terminate during the term for convenience, significant financial or qualitative barriers exist limiting the potential for such terminations in the middle of an academic period. The academic period for this customer base is normally an academic year for schools and a semester for higher education universities.
Within each academic period, a variety of services are provided such as programme development, student acquisition, education technology and student support services. These services are not distinct in the context of the customer contract as Pearson provides an integrated managed service offering and these activities are accounted for together as a comprehensive performance obligation.
Where Services are provided to university customers, volume and transaction price are fixed at the start of the semester. Where Services are provided to school customers, the transaction price may contain both fixed and variable amounts which require estimation during the academic period. Estimation is required where consideration is based upon average enrolments or other metrics which are not known at the start of the academic year. Variable consideration is measured using the expected value method. Historical experience, current trends, local circumstances and customer-specific funding formulas are considered in estimating and constraining variable consideration. To the extent that a higher degree of uncertainty exists regarding variable consideration, these amounts are excluded from the transaction price and recognised when the uncertainty is reasonably removed.
Customer payments are generally defined in the contract as occurring shortly after invoicing. Where there is a longer payment term offered to a customer through a payment schedule, payment terms are within 12 months and the Group has elected to use the practical expedient available in IFRS 15 and not identify a significant financing component on these transactions.
Revenue is recognised for Service contracts over time as the customer is benefiting as performance takes place through a continuous transfer of control to the customer. This continuous transfer of control to the customer is supported by clauses in the contracts which may allow the customer to terminate for convenience, compensate for work performed to date, and take possession of work in process.
As control transfers over time, revenue is recognised based on the extent of progress towards completion of the performance obligation. The selection of the method to measure progress towards completion requires judgement and is based on the nature of the products or services provided. Within the comprehensive service obligation, the timing of services occurs relatively evenly over each academic period and, as such, time elapsed is used to recognise the transfer of control to the customer on a straight-line basis.
Losses on contracts are recognised in the period in which the loss first becomes foreseeable. Contract losses are determined to be the amount by which estimated total costs of the contract exceed the estimated total revenues that will be generated.
In cases of optional or
add-on
purchases, institutions may purchase physical goods priced at their standalone value, which are accounted for separately and recognised at the point in time when control passes to the customer upon shipment.
b. Disaggregation of revenue
The tables in notes 2 and 3 show revenue from contracts with customers disaggregated by operating segment, geography and revenue stream. These disaggregation categories are appropriate as they represent the key groupings used in managing and evaluating underlying performance of each of the businesses. The categories also reflect groups of similar types of transactional characteristics, among similar customers, with similar accounting conclusions.
c. Contract balances
Transactions within the Courseware revenue stream generally entail customer billings at or near the contract’s inception and accordingly Courseware deferred income balances are primarily related to subscription performance obligations to be delivered over time.
Transactions within the Assessments and Services revenue streams generally entail customer billings over time based on periodic intervals, progress towards milestones or enrolment census dates. As the performance

c. Contract balances continued

obligations within these arrangements are delivered over time, the extent of accrued income or deferred income will ultimately depend upon the difference between revenue recognised and billings to date.
Refer to note 22 for opening and closing balances of accrued income. Refer to note 24 for opening and closing balances of deferred income. Revenue recognised during the period from changes in deferred income was driven primarily by the release of revenue over time from digital subscriptions.
d. Contract costs
The Group capitalises incremental costs to obtain contracts with customers where it is expected these costs will be recoverable. Incremental costs to obtain contracts with customers are considered those which would not have been incurred if the contract had not been obtained. For the Group, these costs relate primarily to sales commissions. The Group has elected to use the practical expedient as allowable by IFRS 15 whereby such costs will be expensed as incurred where the expected amortisation period is one year or less. Where the amortisation period is greater than one year, these costs are amortised over the contract term on a systematic basis consistent with the transfer of the underlying goods and services within the contract to which these costs relate, which will generally be on a rateable basis.
The Group does not recognise any material costs to fulfil contracts with customers as these types of activities are governed by other accounting standards.
There were no deferred contract costs in 2021 or 2020.
e. Remaining transaction price
The below table depicts the remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers.

	2021
All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2022	2023	2024 and later
Courseware
Products transferred at a point in time	634	1	—	1	1	—	—
Products and services transferred over time	631	93	—	93	60	11	22

Assessments
Products transferred at a point in time	195	—	—	—	—	—	—
Products and services transferred over time	1,164	255	442	697	503	191	3

Services
Products transferred at a point in time	36	—	—	—	—	—	—
Products and services transferred over time – subscriptions	290	13	10	23	23	—	—
Products and services transferred over time – other ongoing performance obligations	478	24	220	244	244	—	—

Total	3,428	386	672	1,058	831	202	25

	2020
All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2021	2022	2023 and later
Courseware
Products transferred at a point in time	670	—	—	—	—	—	—
Products and services transferred over time	696	105	14	119	84	14	21

Assessments
Products transferred at a point in time	148	1	—	1	1	—	—
Products and services transferred over time	1,071	217	413	630	426	203	1

Services
Products transferred at a point in time	44	—	—	—	—	—	—
Products and services transferred over time – subscriptions	323	18	10	28	27	1	—
Products and services transferred over time – other ongoing performance obligations	445	18	195	213	213	—	—

Total	3,397	359	632	991	751	218	22

	2019
All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2020	2021	2022 and later
Courseware
Products transferred at a point in time	954	2	—	2	2	—	—
Products and services transferred over time	696	118	—	118	82	13	23

Assessments
Products transferred at a point in time	174	—	—	—	—	—	—
Products and services transferred over time	1,290	206	375	581	433	146	2

Services 1
Products transferred at a point in time	86	2	—	2	2	—	—
Products and services transferred over time – subscriptions	310	11	—	11	11	—	—
Products and services transferred over time – other ongoing performance obligations	359	21	106	127	126	1	—

Total	3,869	360	481	841	656	160	25

Committed sales amounts are equal to the transaction price from contracts with customers, excluding those amounts previously recognised as revenue and amounts currently recognised in deferred income. The total of committed sales and deferred income is equal to the remaining transaction price. Time bands stated above represent the expected timing of when the remaining transaction price will be recognised as revenue
.